Debt and other financial liabilities	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Debt and other financial liabilities	Debt and other financial liabilities The following table summarizes our outstanding short-term and long-term debt and other financial liabilities:

	As of December 31, 2022	As of December 31, 2021
Loan with HSBC Mexico, S.A. principal amount 100,000,000 Mexican Pesos	5,177	4,874
Loan with Bank Sabadell Mexico S.A. principal amount 83,831,941 Mexican Pesos	—	2,109
Collateralized debt issued by SPV (Note 11)	2,231	—
Loan with Banco de Crédito e Inversiones principal amount 500,000,000 Chilean Pesos	251	419
Loan with Itaú Unibanco S.A. principal amounts 17,200,000 Reais and 3,000,000 Reais	3,926	3,167
Long-term debt, including current maturities	11,585	10,569
Less: Current maturities of long-term debt	6,466	169
Long-term debt, excluding current maturities	$5,119	$10,400
Short-term debt, including current maturities of long-term debt	29,931	16,283
Total short-term and long-term debt	$35,050	$26,683
The total estimated fair value of our long-term debt excluding our collateralized debt was approximately $4,843 and $11,507 as of December 31, 2022 and 2021, respectively.
The following table shows the details of the long-term debt outstanding as of December 31, 2022 (excluding collateralized debt issued by SPV):

Loan	Issuance date	Maturity date	Currency	Principal amount in original currency	Principal amount in U.S. dollars	Interest rate	Interest payment
Banco de Crédito e Inversiones	June 2020	May 2024	Chilean Pesos	500,000,000	611	3.5% (fixed rate)	Monthly
Itaú Unibanco S.A.	November 2020	November 2026	Reais	17,200,000	3,255	CDI + 4% (variable rate)	Quarterly
Itaú Unibanco S.A.	November 2020	November 2026	Reais	3,000,000	568	CDI + 4% (variable rate)	Quarterly

The changes in the balance of our total short-term and long-term debt as of December 31, 2022 and 2021 consist of the following:

	As of December 31, 2022	As of December 31, 2021
Balance, beginning of year	26,683	19,316
Borrowings obtained	—	3,943
Debt issued by SPV (Note 11)	2,231	—
Payment of borrowings	(3,927)	(2,913)
Accrued interest	641	718
Interest paid	(229)	(241)
Foreign currency translation adjustment	(3,997)	(1,474)
Short-term loans, net	13,648	7,334
Balance, end of year	$35,050	$26,683

As of December 31, 2022 and 2021, short-term debt is comprised of five loans with one financial institution and four loans with two financial institutions, respectively. Short-term debt is taken with maturities ranging from 2 months to 12 months. A portion of the short term debt is collateralized by accounts receivable. The weighted average interest rate on short-term borrowings outstanding as of December 31, 2022 and 2021 was 12.69% and 8.68%, respectively.
At December 31, 2022, we were in compliance with the applicable covenants under our debt agreements.